Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund
Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Small Cap Growth Index Fund
Bar Chart Table:
Annual Return 2020	34.40%
Annual Return 2021	2.82%